The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio - Partners International Core Equity Fund, Variable Portfolio - Partners International Growth Fund and Variable Portfolio - Partners International Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 11, 2020 (Accession No. 0001193125-20-138839), which is incorporated herein by reference.